Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Tax payable		¥ 1,006,972		¥ 1,044,650
Funds payable to Institutional Funding Partners	[1]	853,918		854,805
Guarantee derivative liabilities at fair value (Note 9)		(0)		668,610
Accrued payroll and welfare		307,538		443,082
Accrued risk management fees		491,108		371,741
Accrued marketing expenses		193,580		165,612
Other accrued expenses		249,183		134,621
Deferred revenue		554,419		107,678
Amount due to third parties	[2]	630,323		81,520
Accrued professional fees and outsourcing fees		26,590		60,777
Other payables		23,516		41,261
Short-term leasing liabilities		¥ 32,346		¥ 39,723
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total accruals and other current liabilities	Total accruals and other current liabilities	Total accruals and other current liabilities
Accrued interest payable		¥ 1,991		¥ 5,596
Total accruals and other current liabilities		¥ 4,371,484	$ 625,110	¥ 4,019,676

[1]	The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.
[2]	Including security deposits from third parties amounting to RMB36.0 million and RMB587 million as of December 31, 2024 and 2025, respectively.